Cover	9 Months Ended
Sep. 30, 2020
Cover [Abstract]
Entity Registrant Name	Stark Focus Group, Inc.
Entity Central Index Key	0001794942
Document Type	POS AM
Amendment Flag	true
Amendment Description	Amendment
Entity Small Business	true
Entity Emerging Growth Company	false
Document Period End Date	Sep. 30, 2020
Entity Filer Category	Non-accelerated Filer